Consolidated statement of cash flows - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income (loss)	kr (6,276)	kr (32,433)	kr 1,012
Adjustments to reconcile net income to cash	7,830	19,324	5,863
Cash flows from (used in) Operations	1,554	(13,109)	6,875
Changes in operating net assets
Inventories	(4,807)	4,719	(1,756)
Customer finance, current and non-current	1,085	798	(950)
Trade receivables and contract assets	(2,047)	1,379	6,226
Trade payables	2,436	1,886	3,301
Provisions and post-employment benefits	6,696	4,755	3,069
Contract liabilities	(808)	5,024	4,578
Other operating assets and liabilities, net	5,233	4,149	(7,333)
Net changes in operating assets and liabilities	7,788	22,710	7,135
Cash flow from operating activities	9,342	9,601	14,010
Investing activities
Investments in property, plant and equipment	(3,975)	(3,877)	(6,129)
Sales of property, plant and equipment	334	1,016	482
Acquisitions of subsidiaries and other operations	(1,618)	(289)	(984)
Divestments of subsidiaries and other operations	333	565	362
Product development	(925)	(1,444)	(4,483)
Other investing activities	(523)	(463)	(3,004)
Interest-bearing securities	2,242	(11,578)	5,473
Cash flow from investing activities	(4,132)	(16,070)	(8,283)
Cash flow before financing activities	5,210	(6,469)	5,727
Financing activities
Proceeds from issuance of borrowings	911	13,416	1,527
Repayment of borrowings	(1,748)	(4,830)	(1,072)
Proceeds from stock issue		15	131
Sale of own shares	107	98	105
Repurchase of own shares		(15)	(131)
Dividends paid	(3,425)	(3,424)	(12,263)
Other financing activities	78	218	(39)
Cash flow from financing activities	(4,077)	5,478	(11,742)
Effect of exchange rate changes on cash	1,372	(91)	2,757
Net change in cash	2,505	(1,082)	(3,258)
Cash and cash equivalents, beginning of period	35,884	36,966	40,224
Cash and cash equivalents, end of period	kr 38,389	kr 35,884	kr 36,966